Related party transactions - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Revenues		€ 1,492,840	€ 1,292,402	€ 1,014,733
Other income		13,949	8,260	5,373
Personnel costs		395,087	367,762	282,659
Write down and other provisions		14	19,487	6,178
Other operating costs		(41,142)	(180,836)	(30,399)
Depreciation, amortization and impairment of assets		173,521	163,367	185,930
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues		1,492,840	1,292,402	1,014,733
Other income		13,949
Costs		749,248	663,238	537,495
Personnel costs		395,087	367,762	282,659
Write down and other provisions			19,487
Other operating costs		41,142
Depreciation, amortization and impairment of assets		173,521	163,367
Financial income (expenses)		(41,026)	2,066	(13,720)
Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues		44,436
Related parties
Disclosure of transactions between related parties [line items]
Revenues		35,753	23,556	25,322
Other income		157
Costs		30,833	15,102	14,841
Personnel costs		2,710	1,284	860
Write down and other provisions			6,150
Other operating costs		879
Depreciation, amortization and impairment of assets		8,632	1,787
Financial income (expenses)		(375)	(20,119)	427
Associates
Disclosure of transactions between related parties [line items]
Revenues		35,526	23,096	25,092
Other income		46
Costs		9,559	7,907	7,675
Personnel costs		5	0	0
Write down and other provisions			0
Other operating costs		243
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		136	596	471
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues		35,525	23,047	25,088
Other income		46
Costs		6,194	7,730	7,673
Personnel costs		5	0	0
Write down and other provisions			0
Other operating costs		243
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		136	596	471
Royalties		3,956	4,081	4,095
Associates | Filati Biagioli Modesto S.r.l.
Disclosure of transactions between related parties [line items]
Revenues		0	49	0
Other income		0
Costs		3,365	177	0
Personnel costs		0	0	0
Write down and other provisions			0
Other operating costs		0
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		0	0	0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues		1	0	4
Other income		0
Costs		0	0	2
Personnel costs		0	0	0
Write down and other provisions			0
Other operating costs		0
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		0	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Losses incurred	€ 6,006
Write down of stock			144
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | EZ Real Estate
Disclosure of transactions between related parties [line items]
Revenues		8	58	0
Other income		0
Costs		50	1,178	0
Personnel costs		(1)	0	0
Write down and other provisions			0
Other operating costs		24
Depreciation, amortization and impairment of assets		6,110	1,395
Financial income (expenses)		(490)	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues		23	20	217
Other income		0
Costs		14,837	5,623	6,683
Personnel costs		0	0	0
Write down and other provisions			0
Other operating costs		0
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		0	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues		0	0	0
Other income		0
Costs		(30)	402	0
Personnel costs		35	0	0
Write down and other provisions			0
Other operating costs		580
Depreciation, amortization and impairment of assets		2,522	392
Financial income (expenses)		(13)	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues		195	373	0
Other income		14
Costs		228	(485)	0
Personnel costs		109	0	0
Write down and other provisions			6,150
Other operating costs		20
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		0	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Revenues		0	0	0
Other income		0
Costs		(16)	(14)	0
Personnel costs		0	0	0
Write down and other provisions			0
Other operating costs		0
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		0	0	0
Companies controlled by Monterubello or its shareholders, Zegna directors or senior management | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Revenues		1	9	13
Other income		97
Costs		6,205	491	450
Personnel costs		(1)	0	0
Write down and other provisions			0
Other operating costs		12
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		(8)	(40)	(44)
Other related parties connected to directors and shareholders
Disclosure of transactions between related parties [line items]
Revenues		0	0	0
Other income		0
Costs		0	0	33
Personnel costs		2,563	1,284	860
Write down and other provisions			0
Other operating costs		0
Depreciation, amortization and impairment of assets		0	0
Financial income (expenses)		€ 0	€ (20,675)	€ 0
Subsidiaries | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold			30.00%